INCOME TAXES - Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$ 13,427
Total deferred tax assets	55,260
Valuation allowance	(55,260)
Deferred tax assets, net of allowance	0
Q S I Operations Inc
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	42,589,000	$ 33,333,000
Tax credit carryforwards	7,178,000	5,707,000
Fixed assets	(161,000)	(152,000)
Non-deductible stock-based compensation	1,586,000	1,377,000
Other	182,000	176,000
Total deferred tax assets	51,374,000	40,441,000
Valuation allowance	(51,374,000)	(40,441,000)
Deferred tax assets, net of allowance